Provision for Risks - Schedule of Number of Claims, Assessments and Legal Proceedings (Details) - Contingent Liabilities [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision for Risks - Schedule of Number of Claims, Assessments and Legal Proceedings (Details) [Line Items]
Civil	R$ 727	R$ 92
Tax	4,934	4,758
Total	R$ 5,661	R$ 4,850